Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 22,147	₩ 38,622
Loans [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	16,475
Loans [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	16,475
Loans [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	92,953	115,776
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,535	2,383
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	325	64
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,022	15,494
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		901
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,701	3,199
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,910
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,936	4,164
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	120	488
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,697	9,726
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15,082	13,996
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	82,482	109,229
Accounts receivable - trade and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	17,036	35,058
Accounts receivable - trade and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	101	31
Accounts receivable - trade and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,476	349
Accounts receivable - trade and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,239	3,774
Accounts receivable - trade and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	6,138	6,797
Accounts receivable - trade and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	9,981	8,190
Accounts receivable - trade and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	866	1,291
Accounts receivable - trade and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1
Accounts receivable - trade and others [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Accounts receivable - trade and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	12,723	14,035
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	422,316	484,805
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	106,546	103,141
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	4,417	5,682
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2,251	311
Accounts payable - other and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		0
Accounts payable - other and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0	0
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	3,476	65
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7,893	7,266
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	156,316	113,943
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	28,646	33,091
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	30,184	41,890
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	307,877	374,398
Accounts payable - other and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0	3
Accounts payable - other and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5,686	31,979
Accounts payable - other and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2	19,244
Accounts payable - other and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	943	16,152
Accounts payable - other and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	6,103	13,026
Accounts payable - other and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	18,833	43,238
Accounts payable - other and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	33,365	22,895
Accounts payable - other and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	10,764	21,179
Accounts payable - other and others [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		1,519
Accounts payable - other and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 14,784	₩ 17,447